4. Fixed Assets (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment, gross		$ 5,000	$ 41,785
Less: Accumulated depreciation	$ (7,708)	(2,208)	(3,047)
Property and equipment, net	$ 81,292	$ 2,792	$ 38,738